John Hancock Funds II

601 Congress Street

Boston, MA 02210

December 3, 2014

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds II (the "Registrant")

File Nos. 333-126293; 811-21779

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as notice that the form of statement of additional information and the forms of prospectus each dated December 1, 2014 for Absolute Return Currency Fund, Diversified Strategies Fund, Emerging Leaders Fund, Fundamental All Cap Core Fund, Fundamental Large Cap Core Fund, Fundamental Large Cap Value Fund, Global Absolute Return Strategies Fund, Global Income Fund, International Growth Equity Fund, Short Duration Credit Opportunities Fund and Technical Opportunities Fund, each a separate series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from the forms of prospectus and statement of additional information contained in Post-Effective Amendment No. 146 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on November 26, 2014, 2014 via EDGAR.

If you have any questions or comments, please call me at 617-572-0138.

Sincerely,

/s/ Ariel Ayanna

Ariel Ayanna

Assistant Secretary